Loans Receivable - Allowance for Loan Losses and Recorded Investment in Loans by Portfolio Segment and Based on Impairment Method (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Mar. 31, 2013
Allowance for loan losses:
Associated with impaired loans	$ 5,502	$ 23,113	$ 29,092
Associated with all other loans	43,673	42,069	50,723
Total	49,175	65,182	79,815
Loans:
Impaired loans individually evaluated	53,416	101,584	160,355
All other loans	1,516,477	1,519,970	1,602,841
Total	1,569,893	1,621,554	1,763,196
Commercial Real Estate
Allowance for loan losses:
Associated with impaired loans	4,050	18,516	19,182
Associated with all other loans	27,120	23,549	35,399
Total	31,170	42,065	54,581
Loans:
Impaired loans individually evaluated	40,355	77,047	114,540
All other loans	630,281	625,308	656,403
Total	670,636	702,355	770,943
Consumer Loans
Allowance for loan losses:
Associated with impaired loans	434	477	364
Associated with all other loans	4,650	3,179	3,273
Total	5,084	3,656	3,637
Loans:
Impaired loans individually evaluated	1,851	3,163	4,677
All other loans	348,074	364,668	409,282
Total	349,925	367,831	413,959
Residential
Allowance for loan losses:
Associated with impaired loans	816	2,375	7,038
Associated with all other loans	9,509	10,684	7,487
Total	10,325	13,059	14,525
Loans:
Impaired loans individually evaluated	10,215	19,060	37,378
All other loans	523,115	510,717	510,342
Total	533,330	529,777	547,720
Commercial and industrial
Allowance for loan losses:
Associated with impaired loans	202	1,745	2,508
Associated with all other loans	2,394	4,657	4,564
Total	2,596	6,402	7,072
Loans:
Impaired loans individually evaluated	995	2,314	3,760
All other loans	15,007	19,277	26,814
Total	$ 16,002	$ 21,591	$ 30,574